CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock Par Value [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2009	$ 3,132	$ 7,783	$ 28,063	$ (3,550)	$ 35,428
Balance (in shares) at Dec. 31, 2009	5,011
Comprehensive income:
Net income	0	0	(2,140)	0	(2,140)
Change in unrealized gain (loss) on securities available-for-sale, net of deferred income tax benefit	0	0	0	(515)	(515)
Less: reclassification adjustment, net of income tax benefit	0	0	0	107	107
Total comprehensive income					(2,548)
Balance at Dec. 31, 2010	3,132	7,783	25,923	(3,958)	32,880
Balance (in shares) at Dec. 31, 2010	5,011
Comprehensive income:
Net income	0	0	(6,517)	0	(6,517)
Change in unrealized gain (loss) on securities available-for-sale, net of deferred income tax benefit	0	0	0	2,065	2,065
Less: reclassification adjustment, net of income tax benefit	0	0	0	(166)	(166)
Total comprehensive income					(118)
Balance at Dec. 31, 2011	$ 3,132	$ 7,783	$ 19,406	$ (2,059)	$ 28,262
Balance (in shares) at Dec. 31, 2011	5,011